GuideStone Funds MyDestination 2005 Fund
GuideStone Funds MyDestination 2005 Fund
Investment Objective
The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2005 Fund GS4 Class, GuideStone Funds MyDestination 2005 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.16%
Acquired Fund fees and expenses		0.85%
Total annual operating expenses		1.11%
Fee waiver & expense reimbursement	[1]	(0.06%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.05%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2005 Fund GS4 Class, GuideStone Funds MyDestination 2005 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	107
3 Years	347
5 Years	606
10 Years	1,346

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of September 2011.

	January	10 Years	15 Years
	2012	After	After
	Retirement 2005(3)
Fixed Income Select Funds(1)	44.25%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	26.25%	37.00%	60.00%
Medium-Duration Bond	18.00%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	0.00%	0.00%	0.00%
U.S. Equity Select Funds(2)	29.77%	25.89%	18.87%
Defensive Market Strategies	14.00%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%
Value Equity	7.01%	6.32%	5.12%
Growth Equity	7.01%	6.32%	5.12%
Small Cap Equity	1.75%	1.50%	1.13%
Non-U.S. Equity Select Fund	8.48%	7.61%	6.13%
International Equity	8.48%	7.61%	6.13%
Real Return Select Funds	17.50%	16.00%	15.00%
Real Estate Securities	2.50%	1.00%	0.00%
Inflation Protected Bond	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2005 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns shares of Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

• Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index is a broad-based market index that is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 11.63% 6/2009 Worst Quarter: (12.09)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds MyDestination 2005 Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds MyDestination 2005 Fund	GS4 Class before taxes		10.56%		2.57%		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds MyDestination 2005 Fund	GS4 Class after taxes on distributions		9.73%	[1]	1.50%	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds MyDestination 2005 Fund	GS4 Class after taxes on distributions and sale of Fund shares		7.00%	[1]	1.63%	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	10.36%		3.01%		Dec. 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index	Bank of America Merrill Lynch 1-3 Year Treasury Index	(reflects no deduction for fees, expenses or taxes)	2.35%		4.21%		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds MyDestination 2015 Fund
GuideStone Funds MyDestination 2015 Fund
Investment Objective
The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2015 Fund GS4 Class, GuideStone Funds MyDestination 2015 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.06%
Acquired Fund fees and expenses		0.98%
Total annual operating expenses	[1]	1.14%
[1]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2015 Fund GS4 Class, GuideStone Funds MyDestination 2015 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	116
3 Years	362
5 Years	628
10 Years	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of September 2011.

	January	Retirement	5 Years	10 Years	15 Years
	2012	2015(3)	After	After	After
Fixed Income Select Funds(1)	28.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	8.00%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	12.25%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	4.00%	2.50%	1.00%	0.00%	0.00%
Global Bond	4.25%	3.50%	1.50%	0.00%	0.00%
U.S. Equity Select Funds(2)	42.10%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	20.00%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	9.81%	8.72%	7.37%	6.32%	5.12%
Growth Equity	9.81%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	2.48%	2.23%	1.83%	1.50%	1.13%
Non-U.S. Equity Select Fund	11.90%	10.58%	8.93%	7.61%	6.13%
International Equity	11.90%	10.58%	8.93%	7.61%	6.13%
Real Return Select Funds	17.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	5.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	12.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2015 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns shares of Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with a greater-than-average growth orientation.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 15.12% 6/2009 Worst Quarter: (15.87)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds MyDestination 2015 Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds MyDestination 2015 Fund	GS4 Class before taxes		13.54%		1.84%		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds MyDestination 2015 Fund	GS4 Class after taxes on distributions		12.85%	[1]	0.93%	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds MyDestination 2015 Fund	GS4 Class after taxes on distributions and sale of Fund shares		8.95%	[1]	1.11%	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	13.19%		2.34%		Dec. 29, 2006
Russell 1000 Value Index	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%		(3.36%)		Dec. 29, 2006
Russell 1000 Growth Index	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%		2.45%		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds MyDestination 2025 Fund
GuideStone Funds MyDestination 2025 Fund
Investment Objective
The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2025 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2025 Fund GS4 Class, GuideStone Funds MyDestination 2025 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.07%
Acquired Fund fees and expenses		1.04%
Total annual operating expenses		1.21%
Fee waiver & expense reimbursement/recoupment	[1][2]	0.03%
Net annual operating expenses (after fee waiver & expense reimbursement)	[3]	1.24%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	Due to the repayment provision referenced in footnote 1, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.
[3]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2025 Fund GS4 Class, GuideStone Funds MyDestination 2025 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	126
3 Years	387
5 Years	668
10 Years	1,469

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of September 2011.

	January	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	2025(3)	After	After	After
Fixed Income Select Funds(1)	23.50%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	1.50%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	8.50%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	6.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	6.75%	6.00%	3.50%	1.50%	0.00%	0.00%
U.S. Equity Select Funds(2)	49.80%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	16.00%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	14.60%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	14.60%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	4.60%	3.45%	2.23%	1.83%	1.50%	1.13%
Non-U.S. Equity Select Fund	18.20%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	18.20%	15.93%	10.58%	8.93%	7.61%	6.13%
Real Return Select Funds	8.50%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	6.50%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	2.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.

(3)	The retirement year of 2025 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns shares of Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.37% 6/2009 Worst Quarter: (19.75)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds MyDestination 2025 Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds MyDestination 2025 Fund	GS4 Class before taxes		15.32%		0.66%		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds MyDestination 2025 Fund	GS4 Class after taxes on distributions		14.82%	[1]	(0.15%)	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds MyDestination 2025 Fund	GS4 Class after taxes on distributions and sale of Fund shares		10.11%	[1]	0.18%	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	15.13%		1.40%		Dec. 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index	MSCI ACWI (All Country World Index) Ex-U.S. Index	(reflects no deduction for fees, expenses or taxes)	11.15%		(0.02%)		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

GuideStone Funds MyDestination 2035 Fund
GuideStone Funds MyDestination 2035 Fund
Investment Objective
The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2035 Fund GS4 Class, GuideStone Funds MyDestination 2035 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.13%
Acquired Fund fees and expenses		1.10%
Total annual operating expenses		1.33%
Fee waiver & expense reimbursement	[1]	(0.03%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.30%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2035 Fund GS4 Class, GuideStone Funds MyDestination 2035 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	132
3 Years	418
5 Years	726
10 Years	1,599

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of September 2011.

	January	20 Years	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	Before	2035(3)	After	After	After
Fixed Income Select Funds(1)	11.00%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	2.25%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	2.25%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	6.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%
U.S. Equity Select Funds(2)	53.30%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	22.59%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	22.59%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.12%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%
Non-U.S. Equity Select Fund	28.70%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	28.70%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
Real Return Select Funds	7.00%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	7.00%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2035 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns shares of Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 19.35% 6/2009 Worst Quarter: (22.71)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds MyDestination 2035 Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds MyDestination 2035 Fund	GS4 Class before taxes		16.02%		(0.57%)		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds MyDestination 2035 Fund	GS4 Class after taxes on distributions		15.69%	[1]	(1.23%)	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds MyDestination 2035 Fund	GS4 Class after taxes on distributions and sale of Fund shares		10.57%	[1]	(0.76%)	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	16.13%		0.30%		Dec. 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index	MSCI ACWI (All Country World Index) Ex-U.S. Index	(reflects no deduction for fees, expenses or taxes)	11.15%		(0.02%)		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

GuideStone Funds MyDestination 2045 Fund
GuideStone Funds MyDestination 2045 Fund
Investment Objective
The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2045 Fund GS4 Class, GuideStone Funds MyDestination 2045 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.20%
Acquired Fund fees and expenses		1.12%
Total annual operating expenses		1.42%
Fee waiver & expense reimbursement	[1]	(0.10%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.32%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2045 Fund GS4 Class, GuideStone Funds MyDestination 2045 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	134
3 Years	440
5 Years	767
10 Years	1,693

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of September 2011.

	January	30 Years	20 Years	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	Before	Before	2045(3)	After	After	After
Fixed Income Select Funds(1)	6.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	1.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%
U.S. Equity Select Funds(2)	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%
Non-U.S. Equity Select Fund	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
Real Return Select Funds	9.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	9.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.

(3)	The retirement year of 2045 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 19.43% 6/2009 Worst Quarter: (24.19)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds MyDestination 2045 Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds MyDestination 2045 Fund	GS4 Class before taxes		16.80%		(1.21%)		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds MyDestination 2045 Fund	GS4 Class after taxes on distributions		16.52%	[1]	(1.82%)	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds MyDestination 2045 Fund	GS4 Class after taxes on distributions and sale of Fund shares		11.11%	[1]	(1.28%)	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	17.09%		(0.22%)		Dec. 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index	MSCI ACWI (All Country World Index) Ex-U.S. Index	(reflects no deduction for fees, expenses or taxes)	11.15%		(0.02%)		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

GuideStone Funds MyDestination 2055 Fund
GuideStone Funds MyDestination 2055 Fund
Investment Objective
The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds MyDestination 2055 Fund GS4 Class, GuideStone Funds MyDestination 2055 Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses	[1]	1.23%
Acquired Fund fees and expenses	[1]	1.03%
Total annual operating expenses		2.36%
Fee waiver & expense reimbursement	[2]	(1.13%)
Net annual operating expenses (after fee waiver & expense reimbursement)		1.23%
[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2013. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds MyDestination 2055 Fund GS4 Class, GuideStone Funds MyDestination 2055 Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	125
3 Years	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of January 2012.

	January	40 Years	30 Years	20 Years	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	Before	Before	Before	2055(3)	After	After	After
Fixed Income Select Funds(1)	5.00%	5.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%
U.S. Equity Select Funds(2)	55.25%	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%
Non-U.S. Equity Select Fund	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
Real Return Select Funds	10.00%	10.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	10.00%	10.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2055 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GuideStone Funds Conservative Allocation Fund
GuideStone Funds Conservative Allocation Fund
Investment Objective
The Conservative Allocation Fund seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Conservative Allocation Fund GS4 Class, GuideStone Funds Conservative Allocation Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.05%
Acquired Fund fees and expenses		0.75%
Total annual operating expenses		0.90%
Fee waiver & expense reimbursement	[1]	(0.03%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	0.87%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Conservative Allocation Fund GS4 Class, GuideStone Funds Conservative Allocation Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	89
3 Years	284
5 Years	496
10 Years	1,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%
U.S. Equity Select Funds(1)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%
Non-U.S. Equity Select Fund	6%	2-15%
International Equity	6%	2-15%
Real Return Select Fund	15%	5-25%
Inflation Protected Bond	15%	5-25%

(1)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

• Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index is a broad-based market index that is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 8.00% 6/2009 Worst Quarter: (5.97)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Conservative Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Conservative Allocation Fund	GS4 Class before taxes		7.19%		4.15%		4.02%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Conservative Allocation Fund	GS4 Class after taxes on distributions		6.33%	[1]	2.70%	[1]	2.65%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Conservative Allocation Fund	GS4 Class after taxes on distributions and sale of Fund shares		4.86%	[1]	2.92%	[1]	2.80%	[1]	Aug. 27, 2001
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	6.45%		4.62%		4.29%		Aug. 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index	Bank of America Merrill Lynch 1-3 Year Treasury Index	(reflects no deduction for fees, expenses or taxes)	2.35%		4.17%		3.59%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Balanced Allocation Fund
GuideStone Funds Balanced Allocation Fund
Investment Objective
The Balanced Allocation Fund seeks moderate capital appreciation with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Balanced Allocation Fund GS4 Class, GuideStone Funds Balanced Allocation Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.02%
Acquired Fund fees and expenses		0.90%
Total annual operating expenses	[1]	1.02%
[1]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Balanced Allocation Fund GS4 Class, GuideStone Funds Balanced Allocation Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%
U.S. Equity Select Funds(1)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%
Non-U.S. Equity Select Fund	14%	5-25%
International Equity	14%	5-25%

(1)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 13.63% 6/2009 Worst Quarter: (11.14)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Balanced Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Balanced Allocation Fund	GS4 Class before taxes		11.87%		4.27%		5.13%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Balanced Allocation Fund	GS4 Class after taxes on distributions		10.94%	[1]	2.62%	[1]	3.58%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Balanced Allocation Fund	GS4 Class after taxes on distributions and sale of Fund shares		7.86%	[1]	2.99%	[1]	3.73%	[1]	Aug. 27, 2001
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	11.42%		5.02%		5.47%		Aug. 27, 2001
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		3.40%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Growth Allocation Fund
GuideStone Funds Growth Allocation Fund
Investment Objective
The Growth Allocation Fund seeks capital appreciation with modest current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Growth Allocation Fund GS4 Class, GuideStone Funds Growth Allocation Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		0.98%
Total annual operating expenses		1.11%
Fee waiver & expense reimbursement	[1]	(0.01%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.10%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Growth Allocation Fund GS4 Class, GuideStone Funds Growth Allocation Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	112
3 Years	352
5 Years	611
10 Years	1,351

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%
U.S. Equity Select Funds	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%
Non-U.S. Equity Select Fund	26%	10-40%
International Equity	26%	10-40%

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• To the extent the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 16.02% 6/2009 Worst Quarter: (16.98)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Growth Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Growth Allocation Fund	GS4 Class before taxes		13.65%		3.00%		4.51%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Growth Allocation Fund	GS4 Class after taxes on distributions		12.87%	[1]	1.56%	[1]	3.32%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Growth Allocation Fund	GS4 Class after taxes on distributions and sale of Fund shares		9.18%	[1]	2.13%	[1]	3.46%	[1]	Aug. 27, 2001
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	13.48%		4.25%		5.09%		Aug. 27, 2001
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		3.40%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Aggressive Allocation Fund
GuideStone Funds Aggressive Allocation Fund
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Aggressive Allocation Fund GS4 Class, GuideStone Funds Aggressive Allocation Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		1.08%
Total annual operating expenses		1.21%
Fee waiver & expense reimbursement	[1]	(0.01%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.20%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Aggressive Allocation Fund GS4 Class, GuideStone Funds Aggressive Allocation Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	122
3 Years	383
5 Years	664
10 Years	1,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%
U.S. Equity Select Funds	63%	55-85%
Value Equity	28%	15-45%
Growth Equity	28%	15-45%
Small Cap Equity	7%	2-15%
Non-U.S. Equity Select Fund	35%	20-50%
International Equity	35%	20-50%

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.57% 6/2009 Worst Quarter: (22.77)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Aggressive Allocation Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Aggressive Allocation Fund	GS4 Class before taxes		15.16%		1.50%		3.65%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Aggressive Allocation Fund	GS4 Class after taxes on distributions		14.81%	[1]	0.24%	[1]	2.79%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Aggressive Allocation Fund	GS4 Class after taxes on distributions and sale of Fund shares		10.24%	[1]	1.08%	[1]	2.99%	[1]	Aug. 27, 2001
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	15.26%		3.25%		4.51%		Aug. 27, 2001
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		3.40%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Conservative Allocation Fund I
GuideStone Funds Conservative Allocation Fund I
Investment Objective
The Conservative Allocation Fund I seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Conservative Allocation Fund I GS2 Class, Guidestone Funds Conservative Allocation Fund I
Operating Expenses Column [Text]		GS2 Class
Management fee		0.10%
Other expenses		0.10%
Acquired Fund fees and expenses		0.56%
Total annual operating expenses		0.76%
Fee waiver & expense reimbursement	[1]	(0.05%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	0.71%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Conservative Allocation Fund I GS2 Class, Guidestone Funds Conservative Allocation Fund I
Expense Example, By Year, Column [Text]	GS2 Class
1 Year	73
3 Years	238
5 Years	417
10 Years	938

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%
U.S. Equity Select Funds(1)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%
Non-U.S. Equity Select Fund	6%	2-15%
International Equity	6%	2-15%
Real Return Select Fund	15%	5-25%
Inflation Protected Bond	15%	5-25%

(1)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerable more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

• Although some issuers of the inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index is a broad-based market index that is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS2 Class Annual Total Return years ended 12/31

Best Quarter: 8.06% 6/2009 Worst Quarter: (5.81)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Conservative Allocation Fund I	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS2 Class, Guidestone Funds Conservative Allocation Fund I	GS2 Class before taxes		7.25%		4.35%		4.59%		Jul. 01, 2003
after taxes on distributions GS2 Class, Guidestone Funds Conservative Allocation Fund I	GS2 Class after taxes on distributions		6.24%	[1]	2.69%	[1]	3.04%	[1]	Jul. 01, 2003
after taxes on distributions and sale of Fund shares GS2 Class, Guidestone Funds Conservative Allocation Fund I	GS2 Class after taxes on distributions and sale of Fund shares		4.85%	[1]	2.88%	[1]	3.15%	[1]	Jul. 01, 2003
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	6.45%		4.62%		4.75%		Jul. 01, 2003
Bank of America Merrill Lynch 1-3 Year Treasury Index	Bank of America Merrill Lynch 1-3 Year Treasury Index	(reflects no deduction for fees, expenses or taxes)	2.35%		4.17%		3.18%		Jul. 01, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Balanced Allocation Fund I
GuideStone Funds Balanced Allocation Fund I
Investment Objective
The Balanced Allocation Fund I seeks moderate capital appreciation with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Balanced Allocation Fund I GS2 Class, GuideStone Funds Balanced Allocation Fund I
Operating Expenses Column [Text]		GS2 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		0.70%
Total annual operating expenses	[1]	0.83%
[1]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Balanced Allocation Fund I GS2 Class, GuideStone Funds Balanced Allocation Fund I
Expense Example, By Year, Column [Text]	GS2 Class
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%
U.S. Equity Select Funds(1)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%
Non-U.S. Equity Select Fund	14%	5-25%
International Equity	14%	5-25%

(1)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS2 Class Annual Total Return years ended 12/31

Best Quarter: 13.74% 6/2009 Worst Quarter: (11.08)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Balanced Allocation Fund I	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS2 Class, GuideStone Funds Balanced Allocation Fund I	GS2 Class before taxes		12.04%		4.43%		6.35%		Jul. 01, 2003
after taxes on distributions GS2 Class, GuideStone Funds Balanced Allocation Fund I	GS2 Class after taxes on distributions		10.57%	[1]	2.47%	[1]	4.55%	[1]	Jul. 01, 2003
after taxes on distributions and sale of Fund shares GS2 Class, GuideStone Funds Balanced Allocation Fund I	GS2 Class after taxes on distributions and sale of Fund shares		8.09%	[1]	2.88%	[1]	4.63%	[1]	Jul. 01, 2003
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	11.42%		5.02%		6.59%		Jul. 01, 2003
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		6.17%		Jul. 01, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Growth Allocation Fund I
GuideStone Funds Growth Allocation Fund I
Investment Objective
The Growth Allocation Fund I seeks capital appreciation with modest current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Growth Allocation Fund I GS2 Class, GuideStone Funds Growth Allocation Fund I
Operating Expenses Column [Text]		GS2 Class
Management fee		0.10%
Other expenses		0.04%
Acquired Fund fees and expenses		0.78%
Total annual operating expenses	[1]	0.92%
[1]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Growth Allocation Fund I GS2 Class, GuideStone Funds Growth Allocation Fund I
Expense Example, By Year, Column [Text]	GS2 Class
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%
U.S. Equity Select Funds	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%
Non-U.S. Equity Select Fund	26%	10-40%
International Equity	26%	10-40%

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS2 Class Annual Total Return years ended 12/31

Best Quarter: 16.15% 6/2009 Worst Quarter: (16.82)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Growth Allocation Fund I	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS2 Class, GuideStone Funds Growth Allocation Fund I	GS2 Class before taxes		13.68%		3.18%		6.59%		Jul. 01, 2003
after taxes on distributions GS2 Class, GuideStone Funds Growth Allocation Fund I	GS2 Class after taxes on distributions		12.83%	[1]	1.55%	[1]	5.15%	[1]	Jul. 01, 2003
after taxes on distributions and sale of Fund shares GS2 Class, GuideStone Funds Growth Allocation Fund I	GS2 Class after taxes on distributions and sale of Fund shares		9.19%	[1]	2.13%	[1]	5.18%	[1]	Jul. 01, 2003
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	13.48%		4.25%		7.19%		Jul. 01, 2003
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		6.17%		Jul. 01, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Aggressive Allocation Fund I
GuideStone Funds Aggressive Allocation Fund I
Investment Objective
The Aggressive Allocation Fund I seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Aggressive Allocation Fund I GS2 Class, GuideStone Funds Aggressive Allocation Fund I
Operating Expenses Column [Text]		GS2 Class
Management fee		0.10%
Other expenses		0.06%
Acquired Fund fees and expenses		0.87%
Total annual operating expenses		1.03%
Fee waiver & expense reimbursement	[1]	(0.01%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.02%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Aggressive Allocation Fund I GS2 Class, GuideStone Funds Aggressive Allocation Fund I
Expense Example, By Year, Column [Text]	GS2 Class
1 Year	104
3 Years	327
5 Years	568
10 Years	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%
U.S. Equity Select Funds	63%	55-85%
Value Equity	28%	15-45%
Growth Equity	28%	15-45%
Small Cap Equity	7%	2-15%
Non-U.S. Equity Select Fund	35%	20-50%
International Equity	35%	20-50%

• Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS2 Class Annual Total Return years ended 12/31

Best Quarter: 18.57% 6/2009 Worst Quarter: (22.79)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Aggressive Allocation Fund I	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS2 Class, GuideStone Funds Aggressive Allocation Fund I	GS2 Class before taxes		15.23%		1.65%		6.60%		Jul. 01, 2003
after taxes on distributions GS2 Class, GuideStone Funds Aggressive Allocation Fund I	GS2 Class after taxes on distributions		14.92%	[1]	0.40%	[1]	5.56%	[1]	Jul. 01, 2003
after taxes on distributions and sale of Fund shares GS2 Class, GuideStone Funds Aggressive Allocation Fund I	GS2 Class after taxes on distributions and sale of Fund shares		10.24%	[1]	1.18%	[1]	5.54%	[1]	Jul. 01, 2003
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	15.26%		3.25%		7.60%		Jul. 01, 2003
Russell 3000 Index	Russell 3000® Index	(reflects no deduction for fees, expenses or taxes)	16.93%		2.74%		6.17%		Jul. 01, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Money Market Fund
GuideStone Funds Money Market Fund
Investment Objective
The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Money Market Fund		GS2 Class, GuideStone Funds Money Market Fund	GS4 Class, GuideStone Funds Money Market Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.16%	0.16%
Other expenses		0.02%	0.26%
Total annual operating expenses		0.18%	0.42%	[1]
Fee waiver & expense reimbursement	[2]	none	(0.03%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.18%	0.39%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.20% for the GS2 Class and 0.39% for the GS4 Class (excluding interest, taxes, brokerage commissions and extraordinary expenses). This contractual waiver and reimbursement, should it be needed, will remain in place until April 30, 2012. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees. In addition, the sub-adviser has voluntarily agreed to waive a fixed dollar amount of its sub-advisory fee, which agreement may be terminated upon a 30 day written notice. This waiver, as currently in effect, would reduce the net annual operating expenses of the GS2 Class to 0.17% and would reduce the annual operating expenses of the GS4 Class to 0.41% before the waiver by the Adviser of an amount equal to two basis points of annual operating expenses pursuant to the terms of its contractual fee waiver discussed above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Money Market Fund (USD $)	GS2 Class, GuideStone Funds Money Market Fund	GS4 Class, GuideStone Funds Money Market Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	17	40
3 Years	57	132
5 Years	100	232
10 Years	229	527

Principal Investment Strategies

• The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.

• The Fund invests primarily in:

  Short-term obligations issued or guaranteed by:

• The U.S. government, its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

• The Fund may enter into repurchase agreements relating to the above instruments.

• The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost.

• The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by two or more nationally recognized statistical rating organization (“NRSRO”), the obligation is rated in the highest short-term rating category of any two NRSROs; (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO’s highest rating category; and (iii) if an obligation is not rated by an NRSRO, the Fund’s Sub-Adviser must determine if it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

• The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar weighted average life portfolio maturity of 120 days or less.

• The Fund’s investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.

• The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds.

• The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser.

Principal Investment Risks

• Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.

• A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop.

• The Fund’s return will drop if short-term interest rates drop.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• The Fund’s ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

• Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 1.27% 9/2007 Worst Quarter: 0.00% 9/2001
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Money Market Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Since Inception	Inception Date
before taxes GS4 Class, GuideStone Funds Money Market Fund	GS4 Class before taxes		0.02%	2.54%	2.13%	Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Money Market Fund	GS2 Class before taxes		0.18%	2.73%	2.28%	Aug. 27, 2001
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index	(reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.10%	Aug. 27, 2001

GuideStone Funds Low-Duration Bond Fund
GuideStone Funds Low-Duration Bond Fund
Investment Objective
The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Low-Duration Bond Fund		GS2 Class, GuideStone Funds Low-Duration Bond Fund	GS4 Class, GuideStone Funds Low-Duration Bond Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.34%	0.34%
Other expenses		0.08%	0.33%
Total annual operating expenses		0.42%	0.67%	[1]
Fee waiver & expense reimbursement	[2]	(0.05%)	(0.09%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.37%	0.58%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.36% for the GS2 Class and 0.57% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Net annual operating expenses" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Low-Duration Bond Fund (USD $)	GS2 Class, GuideStone Funds Low-Duration Bond Fund	GS4 Class, GuideStone Funds Low-Duration Bond Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	38	59
3 Years	130	205
5 Years	230	364
10 Years	525	826

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 257% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

• The Fund invests primarily in:

  Obligations issued or guaranteed by:

• The U.S. government, its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

• The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “Ba” or higher by Moody’s or the equivalent by S&P or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

• The average dollar-weighted duration of the Fund normally varies between one and three years.

• The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.

• The Fund may invest to a lesser extent in preferred stock.

• The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection.

Principal Investment Risks

• The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

• Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 4.57% 6/2009 Worst Quarter: (2.20)% 9/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Low-Duration Bond Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Low-Duration Bond Fund	GS4 Class before taxes		4.20%		4.53%		3.79%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Low-Duration Bond Fund	GS2 Class before taxes		4.35%		4.70%		3.91%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Low-Duration Bond Fund	GS4 Class after taxes on distributions		3.27%	[1]	3.25%	[1]	2.49%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Low-Duration Bond Fund	GS4 Class after taxes on distributions and sale of Fund shares		2.77%	[1]	3.12%	[1]	2.47%	[1]	Aug. 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index	Bank of America Merrill Lynch 1-3 Year Treasury Index	(reflects no deduction for fees, expenses or taxes)	2.35%		4.17%		3.59%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Medium-Duration Bond Fund
GuideStone Funds Medium-Duration Bond Fund
Investment Objective
The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Medium-Duration Bond Fund		GS2 Class, GuideStone Funds Medium-Duration Bond Fund	GS4 Class, GuideStone Funds Medium-Duration Bond Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.42%	0.42%
Other expenses		0.08%	0.32%
Total annual operating expenses		0.50%	0.74%	[1]
Fee waiver & expense reimbursement	[2]	(0.01%)	(0.10%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.49%	0.64%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the GS2 Class and 0.63% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Net annual operating expenses" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Medium-Duration Bond Fund (USD $)	GS2 Class, GuideStone Funds Medium-Duration Bond Fund	GS4 Class, GuideStone Funds Medium-Duration Bond Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	50	65
3 Years	159	226
5 Years	279	402
10 Years	627	909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 487% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

• The Fund invests primarily in:

  Obligations issued or guaranteed by:

• The U.S. government, its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

• The average quality rating for the Fund’s portfolio will be greater than or equal to the “A” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “B” or higher by Moody’s or the equivalent by S&P® or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

• The average dollar-weighted duration of the Fund normally varies between three and seven years.

• The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund’s total market value.

• The Fund may invest to a lesser extent in preferred stock.

• The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection.

Principal Investment Risks

• The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

• Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 7.46% 6/2009 Worst Quarter: (4.15)% 9/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Medium-Duration Bond Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Medium-Duration Bond Fund	GS4 Class before taxes		8.65%		6.30%		6.03%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Medium-Duration Bond Fund	GS2 Class before taxes		8.86%		6.43%		6.09%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Medium-Duration Bond Fund	GS4 Class after taxes on distributions		6.50%	[1]	4.23%	[1]	3.93%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Medium-Duration Bond Fund	GS4 Class after taxes on distributions and sale of Fund shares		5.75%	[1]	4.17%	[1]	3.91%	[1]	Aug. 27, 2001
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%		5.80%		5.53%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Extended-Duration Bond Fund
GuideStone Funds Extended-Duration Bond Fund
Investment Objective
The Extended-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Extended-Duration Bond Fund		GS2 Class, GuideStone Funds Extended-Duration Bond Fund	GS4 Class, GuideStone Funds Extended-Duration Bond Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.47%	0.47%
Other expenses		0.06%	0.30%
Total annual operating expenses		0.53%	0.77%	[1]
Fee waiver & expense reimbursement	[2]	none	(0.02%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.53%	0.75%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.63% for the GS2 Class and 0.75% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Extended-Duration Bond Fund (USD $)	GS2 Class, GuideStone Funds Extended-Duration Bond Fund	GS4 Class, GuideStone Funds Extended-Duration Bond Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	54	77
3 Years	170	244
5 Years	296	426
10 Years	665	952

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

• The Fund invests primarily in:

  Obligations issued or guaranteed by:

• The U.S. government its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

• The average dollar-weighted duration of the Fund normally will be greater than or equal to seven years.

• The average quality rating for the Fund’s portfolio will be greater than or equal to the “Baa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund does not currently expect to invest more than 20% of its assets in fixed-income securities rated lower than investment grade. The Fund will not invest in fixed-income securities that have a quality rating less than “B” as rated by Moody’s or the equivalent by S&P® or Fitch (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

• The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

• The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, forward contracts, and swap agreements. The Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset; to increase returns; to manage market, foreign currency and/or duration or interest rate risk; or as part of a hedging strategy.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection.

Principal Investment Risks

• The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Bonds rated below investment grade, such as high yield securities (“junk bonds”), involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays Capital U.S. Long-Term Credit Bond Index is composed of a subset of the Barclays Capital U.S. Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 16.15% 6/2009 Worst Quarter: (9.85)% 9/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Extended-Duration Bond Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Extended-Duration Bond Fund	GS4 Class before taxes		12.05%		7.77%		8.18%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Extended-Duration Bond Fund	GS2 Class before taxes		12.25%		7.98%		8.31%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Extended-Duration Bond Fund	GS4 Class after taxes on distributions		10.10%	[1]	5.79%	[1]	5.93%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Extended-Duration Bond Fund	GS4 Class after taxes on distributions and sale of Fund shares		7.94%	[1]	5.49%	[1]	5.74%	[1]	Aug. 27, 2001
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	10.13%		5.94%		6.93%		Aug. 27, 2001
Barclays Capital U.S. Long-Term Credit Bond Index	Barclays Capital U.S. Long-Term Credit Bond Index	(reflects no deduction for fees, expenses or taxes)	10.69%		5.89%		7.04%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Inflation Protected Bond Fund
GuideStone Funds Inflation Protected Bond Fund
Investment Objective
The Inflation Protected Bond Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Inflation Protected Bond Fund GS4 Class, GuideStone Funds Inflation Protected Bond Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.32%
Other expenses		0.39%
Acquired Fund fees and expenses		0.01%
Total annual operating expenses	[1]	0.72%
Fee waiver & expense reimbursement	[2]	(0.04%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.68%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.67% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Inflation Protected Bond Fund GS4 Class, GuideStone Funds Inflation Protected Bond Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	69
3 Years	226
5 Years	397
10 Years	891

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets) in inflation-indexed debt securities issued by U.S. and foreign governments and their agencies and instrumentalities.

• The Fund may concentrate its assets in securities of a relatively small number of issuers of inflation-indexed bonds, primarily U.S. and foreign governments.

• The Fund will not invest in fixed-income securities that have a quality rating less than “Aa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below an “Aa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

• Although the Fund may invest in debt securities of varying maturities, the average dollar-weighted duration of the Fund is expected to be between four and 10 years.

• The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Any non-U.S. dollar exposure will be hedged back to the U.S. dollar.

• The Fund may use U.S. Treasury futures and options to enhance the Fund’s return. The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as a part of a hedging strategy.

• The Fund may invest up to 20% of its assets in fixed-income securities that are not inflation-indexed.

• The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser.

Principal Investment Risks

• The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Derivatives are subject to the risk or changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

• Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect on decreasing the overall level of the Fund’s liquidity.

• Investing in a limited number of issuers may expose the Fund to a greater risk of losses than if its assets were more diversified.

• The performance of the Fund will depend on how successfully the Sub-Advisers pursue their investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides the annual total return of the GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return year ended 12/31

Best Quarter: 3.76% 6/2010 Worst Quarter: (1.03)% 12/2010
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Inflation Protected Bond Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Inflation Protected Bond Fund	GS4 Class before taxes		5.82%		7.26%		Jun. 25, 2009
after taxes on distributions GS4 Class, GuideStone Funds Inflation Protected Bond Fund	GS4 Class after taxes on distributions		4.24%	[1]	5.76%	[1]	Jun. 25, 2009
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Inflation Protected Bond Fund	GS4 Class after taxes on distributions and sale of Fund shares		3.87%	[1]	5.35%	[1]	Jun. 25, 2009
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS)	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS)	(reflects no deduction for fees, expenses or taxes)	6.31%		7.70%		Jun. 25, 2009
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Global Bond Fund
GuideStone Funds Global Bond Fund
Investment Objective
The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Global Bond Fund GS4 Class, GuideStone Funds Global Bond Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.47%
Other expenses		0.42%
Acquired Fund fees and expenses		0.01%
Total annual operating expenses		0.90%
Fee waiver & expense reimbursement	[1]	(0.02%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	0.88%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.02% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current fees for the GS4 Class.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Global Bond Fund GS4 Class, GuideStone Funds Global Bond Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	90
3 Years	285
5 Years	497
10 Years	1,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in a diversified portfolio of fixed-income instruments of varying maturities and quality across different industries and sectors of the fixed-income market.

• The Fund invests in globally diversified fixed-income securities and rotates portfolio allocations among global sectors, including:

  High yield and investment grade corporate securities located in the United States.
  High yield and investment grade corporate securities located in non-U.S. developed and emerging markets.
  Obligations issued by or guaranteed by:

• The U.S. government, its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

• The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.

• The average credit quality for the Fund’s portfolio will be greater than or equal to the “Ba” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund may invest up to 70% of its assets in high yield securities (“junk bonds”) and emerging market securities rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch).

• The average dollar weighted duration of the Fund normally varies between three and 10 years.

• The Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); credit default swaps and currency swaps (investment purposes and hedging). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

• The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term, value-oriented approach utilizing diversified strategies across all sectors of the global fixed-income market.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of the Fund’s portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls.

Principal Investment Risks

• The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and a broad-based market index during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays Capital Global Aggregate Bond Index – Unhedged is a broad-based measure of the global investment-grade fixed-rate debt markets.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.41% 6/2009 Worst Quarter: (9.56)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Global Bond Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Global Bond Fund	GS4 Class before taxes		11.29%		6.86%		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds Global Bond Fund	GS4 Class after taxes on distributions		9.06%	[1]	4.17%	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Global Bond Fund	GS4 Class after taxes on distributions and sale of Fund shares		7.27%	[1]	4.21%	[1]	Dec. 29, 2006
Composite Index	Composite Index	(reflects no deduction for fees, expenses or taxes)	9.44%		7.64%		Dec. 29, 2006
Barclays Capital Global Aggregate Bond Index-Unhedged	Barclays Capital Global Aggregate Bond Index-Unhedged	(reflects no deduction for fees, expenses or taxes)	5.54%		6.64%		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

GuideStone Funds Defensive Market Strategies Fund
GuideStone Funds Defensive Market Strategies Fund
Investment Objective
The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity markets.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Defensive Market Strategies Fund		GS2 Class, GuideStone Funds Defensive Market Strategies Fund	GS4 Class, GuideStone Funds Defensive Market Strategies Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.88%	0.88%
Other expenses	[1]	0.16%	0.42%
Total annual operating expenses		1.04%	1.30%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Defensive Market Strategies Fund (USD $)	GS2 Class, GuideStone Funds Defensive Market Strategies Fund	GS4 Class, GuideStone Funds Defensive Market Strategies Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	107	132
3 Years	331	412

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund is new and does not have a full calendar year of operations.
Principal Investment Strategies

• To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible.

• The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Equity Long-Short	0%-35%

• The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

• The Long Only Equity Strategy is divided into two main components: a “value yield” component that focuses primarily on dividend paying stocks and a “U.S. defensive equity” component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depository receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies.

• The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 35% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

• The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

• The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

• The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

• The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

• There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

• The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

• Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

• Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

• The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

• Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

• Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

• REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

• The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

• In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

• The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

• The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (48433).
GuideStone Funds Equity Index Fund
GuideStone Funds Equity Index Fund
Investment Objective
The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Equity Index Fund		GS2 Class, GuideStone Funds Equity Index Fund	GS4 Class, GuideStone Funds Equity Index Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.16%	0.16%
Other expenses		0.11%	0.36%
Total annual operating expenses		0.27%	0.52%
Fee waiver & expense reimbursement	[1]	(0.04%)	(0.14%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	0.23%	0.38%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.23% for the GS2 Class and 0.38% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current fees for the GS2 and GS4 Classes.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Equity Index Fund (USD $)	GS2 Class, GuideStone Funds Equity Index Fund	GS4 Class, GuideStone Funds Equity Index Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	24	39
3 Years	83	153
5 Years	148	277
10 Years	339	639

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

• Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

• The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:

  The S&P 500® Index;
  Companies included in the S&P 500® Index; or
  Stock indices other than but similar to the S&P 500® Index.

• The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

• The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

• The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

• The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser.

Principal Investment Risks

• There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

• There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

• The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.

• There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis.

• The Fund’s use of derivatives, such as S&P 500® Index futures, may reduce the Fund’s returns and increase its volatility.

• The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 15.70% 6/2009 Worst Quarter: (22.33)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Equity Index Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Equity Index Fund	GS4 Class before taxes		14.45%		1.79%		2.16%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Equity Index Fund	GS2 Class before taxes		14.57%		1.95%		2.23%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Equity Index Fund	GS4 Class after taxes on distributions		14.19%	[1]	1.40%	[1]	1.77%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Equity Index Fund	GS4 Class after taxes on distributions and sale of Fund shares		9.68%	[1]	1.51%	[1]	1.75%	[1]	Aug. 27, 2001
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%		2.29%		2.59%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Real Estate Securities Fund
GuideStone Funds Real Estate Securities Fund
Investment Objective
The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideStone Funds Real Estate Securities Fund GS4 Class, GuideStone Funds Real Estate Securities Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.71%
Other expenses		0.40%
Total annual operating expenses	[1]	1.11%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees and a decrease in the management fee for the GS4 Class.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	GuideStone Funds Real Estate Securities Fund GS4 Class, GuideStone Funds Real Estate Securities Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.

• The Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.

• The Fund is non-diversified and will invest primarily in equity REITs but, in changing market conditions, may invest in other types of REITs.

• The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Sub-Adviser uses different investment techniques to identify investments it believes would be the most profitable to the Fund over the long term.

Principal Investment Risks

• There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

• The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

• The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.

• In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

• The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

• Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

• The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Fund can be found in the section entitled “Related Performance Information” beginning on page 130. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 32.06% 9/2009 Worst Quarter: (39.93)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Real Estate Securities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Real Estate Securities Fund	GS4 Class before taxes		28.80%		(4.04%)		Dec. 29, 2006
after taxes on distributions GS4 Class, GuideStone Funds Real Estate Securities Fund	GS4 Class after taxes on distributions		27.96%	[1]	(5.44%)	[1]	Dec. 29, 2006
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Real Estate Securities Fund	GS4 Class after taxes on distributions and sale of Fund shares		18.69%	[1]	(4.07%)	[1]	Dec. 29, 2006
Dow Jones U.S. Select Real Estate Securities Index	Dow Jones U.S. Select Real Estate Securities IndexSM	(reflects no deduction for fees, expenses or taxes)	28.47%		(4.73%)		Dec. 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

GuideStone Funds Value Equity Fund
GuideStone Funds Value Equity Fund
Investment Objective
The Value Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Value Equity Fund		GS2 Class, GuideStone Funds Value Equity Fund	GS4 Class, GuideStone Funds Value Equity Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.64%	0.64%
Other expenses		0.04%	0.28%
Total annual operating expenses		0.68%	0.92%	[1]
Fee waiver & expense reimbursement	[2]	(0.01%)	(0.02%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.67%	0.90%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.74% for the GS2 Class and 0.94% for GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Net annual operating expenses" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Value Equity Fund (USD $)	GS2 Class, GuideStone Funds Value Equity Fund	GS4 Class, GuideStone Funds Value Equity Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	68	92
3 Years	217	291
5 Years	378	507
10 Years	846	1,129

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

• These stocks typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.

• The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify stocks it believes are undervalued or are generally out of favor with investors.

Principal Investment Risks

• There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.04% 6/2003 Worst Quarter: (21.00)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Value Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Value Equity Fund	GS4 Class before taxes		13.96%		0.37%		3.15%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Value Equity Fund	GS2 Class before taxes		14.01%		0.51%		3.41%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Value Equity Fund	GS4 Class after taxes on distributions		13.76%	[1]	(0.40%)	[1]	2.43%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Value Equity Fund	GS4 Class after taxes on distributions and sale of Fund shares		9.30%	[1]	0.28%	[1]	2.60%	[1]	Aug. 27, 2001
Russell 1000 Value Index	Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%		1.28%		3.76%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Growth Equity Fund
GuideStone Funds Growth Equity Fund
Investment Objective
The Growth Equity Fund seeks to provide long-term capital appreciation. Any income is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Growth Equity Fund		GS2 Class, GuideStone Funds Growth Equity Fund	GS4 Class, GuideStone Funds Growth Equity Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.85%	0.85%
Other expenses		0.05%	0.29%
Total annual operating expenses		0.90%	1.14%	[1]
Fee waiver & expense reimbursement	[2]	(0.01%)	(0.07%)
Net annual operating expenses (after fee waiver & expense reimbursement)		0.89%	1.07%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses, before expense payments by broker-dealers, to 0.88% for the GS2 Class and 1.06% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Net annual operating expenses" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver of reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Growth Equity Fund (USD $)	GS2 Class, GuideStone Funds Growth Equity Fund	GS4 Class, GuideStone Funds Growth Equity Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	91	109
3 Years	286	355
5 Years	497	621
10 Years	1,107	1,380

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses its investments in large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.

• The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities).

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings.

Principal Investment Risks

• There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

• Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 16.03% 9/2009 Worst Quarter: (25.93)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Growth Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Growth Equity Fund	GS4 Class before taxes		19.03%		1.39%		1.89%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Growth Equity Fund	GS2 Class before taxes		19.13%		1.50%		2.01%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Growth Equity Fund	GS4 Class after taxes on distributions		19.03%	[1]	1.38%	[1]	1.88%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Growth Equity Fund	GS4 Class after taxes on distributions and sale of Fund shares		12.37%	[1]	1.18%	[1]	1.62%	[1]	Aug. 27, 2001
Russell 1000 Growth Index	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%		3.75%		2.29%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds Small Cap Equity Fund
GuideStone Funds Small Cap Equity Fund
Investment Objective
The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds Small Cap Equity Fund		GS2 Class, GuideStone Funds Small Cap Equity Fund	GS4 Class, GuideStone Funds Small Cap Equity Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.93%	0.93%
Other expenses		0.10%	0.34%
Total annual operating expenses		1.03%	1.27%	[1]
Fee waiver & expense reimbursement	[2]	(0.02%)	(0.05%)
Net annual operating expenses (after fee waiver & expense reimbursement)		1.01%	1.22%
[1]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees for the GS4 Class.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.12% for the GS2 Class and 1.21% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Net annual operating expenses" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds Small Cap Equity Fund (USD $)	GS2 Class, GuideStone Funds Small Cap Equity Fund	GS4 Class, GuideStone Funds Small Cap Equity Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	103	124
3 Years	326	398
5 Years	567	692
10 Years	1,258	1,530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, consistent with the capitalization range of companies comprising the Russell 2000® Index (or other financial instruments that derive their value from the securities of such companies). The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

• The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

• In addition to its investments in small capitalization stocks, the Fund invests in Russell 2000® Index derivatives. The Russell 2000® Index derivatives are backed by an actively managed, diversified portfolio of fixed-income investments, comprising no more than 15% of the Fund’s net assets.

• The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts (to hedge against fluctuations in foreign currencies); currency futures and options thereon (to hedge against fluctuations in foreign currencies); interest rate swaps, floors and caps (investment purposes); credit default swaps (investment purposes); futures and options on stock indices (investment purposes); futures and options on U.S. Treasury securities (investment purposes); and currency swaps (investment purpose and to hedge against fluctuations in foreign currencies). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select stocks that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management.

Principal Investment Risks

• There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

• The Fund expects to have a high portfolio turnover rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

• The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• As nominal interest rates rise, the value of fixed-income securities held by the Fund is likely to decrease.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 22.83% 6/2003 Worst Quarter: (25.60)% 12/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds Small Cap Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds Small Cap Equity Fund	GS4 Class before taxes		27.47%		2.85%		5.25%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds Small Cap Equity Fund	GS2 Class before taxes		27.64%		2.99%		5.40%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds Small Cap Equity Fund	GS4 Class after taxes on distributions		27.42%	[1]	1.93%	[1]	4.42%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds Small Cap Equity Fund	GS4 Class after taxes on distributions and sale of Fund shares		17.91%	[1]	2.14%	[1]	4.32%	[1]	Aug. 27, 2001
Russell 2000 Index	Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%		4.47%		6.75%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

GuideStone Funds International Equity Fund
GuideStone Funds International Equity Fund
Investment Objective
The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds International Equity Fund		GS2 Class, GuideStone Funds International Equity Fund	GS4 Class, GuideStone Funds International Equity Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.95%	0.95%
Other expenses		0.29%	0.53%
Total annual operating expenses		1.24%	1.48%
Fee waiver & expense reimbursement	[1]	(0.18%)	(0.18%)
Net annual operating expenses (after fee waiver & expense reimbursement)	[2]	1.06%	1.30%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.94% for the GS2 Class and 1.18% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current fees for the GS2 and GS4 Classes.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GuideStone Funds International Equity Fund (USD $)	GS2 Class, GuideStone Funds International Equity Fund	GS4 Class, GuideStone Funds International Equity Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	108	132
3 Years	376	450
5 Years	664	791
10 Years	1,484	1,753

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies

• The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

• The Fund primarily invests in common stocks of foreign companies in countries having economies and markets generally considered to be developed, but may also invest in common stocks of foreign companies located in emerging markets.

• Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

• Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

• The Fund may invest to a lesser extent in American Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

• The Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of its assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

• The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

• The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

• The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another.

Principal Investment Risks

• There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

• Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

• Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

• The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• At times, the Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

• The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

GS4 Class Annual Total Return years ended 12/31

Best Quarter: 25.80% 6/2009 Worst Quarter: (21.60)% 9/2008
Average Annual Total Returns as of 12/31/10
Average Annual Total Returns GuideStone Funds International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year		Five Years		Since Inception		Inception Date
before taxes GS4 Class, GuideStone Funds International Equity Fund	GS4 Class before taxes		10.14%		2.85%		6.68%		Aug. 27, 2001
before taxes GS2 Class, GuideStone Funds International Equity Fund	GS2 Class before taxes		10.45%		3.05%		6.87%		Aug. 27, 2001
after taxes on distributions GS4 Class, GuideStone Funds International Equity Fund	GS4 Class after taxes on distributions		9.72%	[1]	1.48%	[1]	5.84%	[1]	Aug. 27, 2001
after taxes on distributions and sale of Fund shares GS4 Class, GuideStone Funds International Equity Fund	GS4 Class after taxes on distributions and sale of Fund shares		6.93%	[1]	2.27%	[1]	5.79%	[1]	Aug. 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index	MSCI ACWI (All Country World Index) Ex-U.S. Index	(reflects no deduction for fees, expenses or taxes)	11.15%		4.82%		7.78%		Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.